Fair Value Measurement	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurement

NOTE 17 - FAIR VALUE MEASUREMENT

U.S. generally accepted accounting principles establish a hierarchal disclosure framework associated with the level of observable pricing utilized in measuring assets and liabilities at fair value. The three broad levels defined by the hierarchy are as follows: Level 1: Quoted prices for identical assets in active markets that are identifiable on the measurement date; Level 2: Significant other observable inputs, such as quoted prices for similar assets, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data; Level 3: Significant unobservable inputs that reflect the Company’s own view about the assumptions that market participants would use in pricing an asset.

Securities: The fair values of securities available for sale are determined by matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities, but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).

Equity securities: The Company has two types of equity securities, one is not actively traded in an open market, while the other is listed on an exchange and is less frequently traded. The fair value of the equity security available for sale not actively traded in an open market is determined by using market data inputs for similar securities that are observable. (Level 2 inputs).

Fair value swap asset/liability: The fair value of the swap asset and liability is based on an external derivative model using data inputs as of the valuation date and classified Level 2.

NOTE 17 - FAIR VALUE MEASUREMENT (Continued)

Impaired loans: The Company has measured impairment on impaired loans generally based on the fair value of the loan’s collateral. Fair value is generally determined based upon independent third-party appraisals of the properties. In some cases, management may adjust the appraised value due to the age of the appraisal, changes in market conditions, or observable deterioration of the property since the appraisal was completed. Additionally, management makes estimates about expected costs to sell the property which are also included in the net realizable value. If the fair value of the collateral dependent loan is less than the carrying amount of the loan, a specific reserve for the loan is made in the allowance for loan losses or a charge-off is taken to reduce the loan to the fair value of the collateral (less estimated selling costs) and the loan is included in the table above as a Level 3 measurement.

Other real estate owned: OREO is carried at the lower of cost or fair value, which is measured at the date foreclosure. If the fair value of the collateral exceeds the carrying amount of the loan, no charge-off or adjustment is necessary, the loan is not considered to be carried at fair value, and is therefore not included in the table below. If the fair value of the collateral is less than the carrying amount of the loan, management will charge the loan down to its estimated realizable value. Management may adjust the appraised value due to the age of the appraisal, changes in market conditions, or observable deterioration of the property since the appraisal was completed. In these cases, the properties are categorized in the below table as Level 3 measurements since these adjustments are considered to be unobservable inputs. Income and expenses from operations are included in other operating expenses. Further declines in the fair value of the collateral subsequent to foreclosure are included in net gain on sale of other real estate owned.

Assets and liabilities measured at fair value are summarized below.

Fair Value Measurements at December 31, 2020 Using:

	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
Securities available for sale
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$21,693	$—
Obligations of states and political subdivisions	—	229,012	—
Mortgage-backed securities in government sponsored entities	—	112,759	—
Total securities available for sale	—	363,464	—
Equity securities	—	886	—
Swap asset	—	21,700	—
Liabilities measured at fair value on a recurring basis:
Swap liability	—	21,764	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$1
Other Real Estate Owned	—	—	31

NOTE 17 - FAIR VALUE MEASUREMENT (Continued)

Fair Value Measurements at December 31, 2019 Using:

	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
Securities available for sale
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$19,601	$—
Obligations of states and political subdivisions	—	206,034	—
Mortgage-backed securities in government sponsored entities	—	132,864	—
Total securities available for sale	—	358,499	—
Equity securities	—	1,191	—
Swap asset	—	8,918	—
Liabilities measured at fair value on a recurring basis:
Swap liability	—	8,918	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$1

The following tables presents quantitative information about the Level 3 significant unobservable inputs for assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2020 and 2019.

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2020	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired loans	$1	Appraisal of collateral	Appraisal adjustments	0% - 30%	19%
			Holding period	23 months	23 months
Other real estate owned	$31	Appraisal of collateral	Appraisal adjustments	10%	10%

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2019	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired loans	$1	Appraisal of collateral	Appraisal adjustments	30%	30%
			Holding period	22 months	22 months

NOTE 17 - FAIR VALUE MEASUREMENT (Continued)

The carrying amount and fair value of financial instruments carried at amortized cost were as follows:

December 31, 2020	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$139,522	$139,522	$139,522	$—	$—
Other securities	20,537	20,537	20,537	—	—
Loans, held for sale	7,001	7,141	7,141	—	—
Loans, net of allowance for loan losses	2,032,474	2,063,249	—	—	2,063,249
Bank owned life insurance	45,976	45,976	45,976	—	—
Accrued interest receivable	9,421	9,421	9,421	—	—
Financial Liabilities:
Nonmaturing deposits	1,902,560	1,902,560	1,902,560	—	—
Time deposits	286,838	288,298	—	—	288,298
Long-term FHLB advances	125,000	130,942	—	—	130,942
Securities sold under agreement to repurchase	28,914	28,914	28,914	—	—
Subordinated debentures	29,427	31,479	—	—	31,479
Accrued interest payable	204	204	204	—	—

December 31, 2019	Carrying Amount	Total Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$48,535	$48,535	$48,535	$—	$—
Other securities	20,280	20,280	20,280	—	—
Loans, held for sale	2,285	2,331	2,331	—	—
Loans, net of allowance for loan losses	1,694,203	1,713,863	—	—	1,713,863
Bank owned life insurance	44,999	44,999	44,999	—	—
Accrued interest receivable	7,093	7,093	7,093	—	—
Financial Liabilities:
Nonmaturing deposits	1,402,924	1,402,924	1,402,924	—	—
Time deposits	275,840	276,616	—	—	276,616
Short-term FHLB advances	101,500	101,500	101,500	—	—
Long-term FHLB advances	125,000	123,893	—	—	123,893
Securities sold under agreement to repurchase	18,674	18,674	18,674	—	—
Subordinated debentures	29,427	34,452	—	—	34,452
Accrued interest payable	277	277	277	—	—